Commitments and contingencies - Additional Information (Detail) ¥ in Millions			1 Months Ended		12 Months Ended
	Aug. 21, 2017 CNY (¥) case	Aug. 21, 2017 USD ($) case	Jan. 31, 2018 case	Jan. 31, 2015 case	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Apr. 22, 2020 case
Loss Contingencies [Line Items]
Legal and litigation related expenses | $						$ 1,955,000		$ 4,667,000	$ 9,453,000
Legal and litigation related expenses | $						2,765,000		3,846,000
Copyright Infringement [Member]
Loss Contingencies [Line Items]
Claims filed during the period				28
Number of video products included in lawsuits				28
Putative Shareholder Class Action [Member]
Loss Contingencies [Line Items]
Claims filed during the period			2
Pending Litigation [Member]
Loss Contingencies [Line Items]
Number of lawsuits pending										24
Aggregate amount of claimed damages					¥ 82.0	11,900,000	¥ 81.2	12,300,000
Legal and litigation related expenses | $						2,765,000		3,846,000
Pending Litigation [Member] | Copyright Infringement [Member]
Loss Contingencies [Line Items]
Number of lawsuits pending										20
Judicial Ruling [Member] | Copyright Infringement [Member]
Loss Contingencies [Line Items]
Number of trial cases after combination of lawsuits by court	2	2
Loss Contingency, Damages Awarded, Value	¥ 1.4	$ 200,000
Bandwidth Purchase Commitments [Member]
Loss Contingencies [Line Items]
Total lease expenses for continuing operations | $						$ 57,093,000		$ 48,118,000	$ 68,441,000